UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc. (formerly, Dreyfus Premier New Leaders Fund, Inc.)
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/2012

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Select Managers
Small Cap Growth Fund

SEMIANNUAL REPORT November 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
26	Notes to Financial Statements
36	Information About the Renewal of the Fund’s Management, Portfolio Allocation Management and Sub-Invesment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Small Cap Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small Cap Growth Fund, covering the six-month period from June 1, 2012, through November 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Rallies over the summer of 2012 lifted U.S. equity markets as investors reacted to encouraging macroeconomic developments throughout the world, including U.S. employment gains, credible measures to prevent a more severe banking crisis in Europe, and the likelihood of a “soft landing” for China. In addition, aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China subsequently cheered investors. Consequently, stocks across all capitalization ranges posted respectable returns for the reporting period.

In light of the easy monetary policies adopted by many countries, we expect global growth to be slightly more robust in 2013 than in 2012.The U.S. economic recovery is likely to persist at subpar levels, as growth early in the new year may remain constrained by uncertainties surrounding fiscal policy and tax reforms. However, resolution of these issues may prompt corporate decision-makers to increase capital spending later in the year, which could have positive implications for the U.S. economy and domestic equity markets.As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2012, through November 30, 2012, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the six-month period ended November 30, 2012, Dreyfus Select Managers Small Cap Growth Fund’s Class A shares produced a total return of 7.59%, Class C shares returned 7.22% and Class I shares returned 7.78%.1 In comparison, the total return of the Russell 2000 Growth Index (the “Index”), the fund’s benchmark, was 7.64% for the same period.2

Despite bouts of heightened volatility, small-cap growth stocks generally rallied over the reporting period as investors responded to improving economic conditions.The fund’s Class I shares produced fractionally higher returns than its benchmark, primarily due to strong results from the energy and health care sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies.

The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. We seek sub-advisers that complement one another’s style of investing. We monitor and evaluate the performance of the sub-advisers and will make corresponding recommendations to Dreyfus and the fund’s Board.

The fund’s assets are currently under the day-to-day portfolio management of six sub-advisers, each of whom acts independently and uses their own methodology to select investments. At the end of the reporting period, 23% of the fund’s assets are under the management of Riverbridge Partners, LLC, which employs a bottom-up approach to stock selection and focuses on companies that are building their earnings power and intrinsic value over long periods of time.Approximately 29% of the fund’s assets are under the management of Geneva Capital Management Ltd., which employs bottom-up fundamental analysis supplemented by top-down considerations to identify companies that perform well over long periods of time. Approximately 15% of the fund’s assets are under the management of Cupps Capital Management,

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

LLC, which employs a proprietary investment framework to evaluate the attractiveness of stocks. King Investment Advisors, Inc., uses a bottom-up approach seeking stocks trading at a discount to private market value that possess a growth catalyst, and Nicholas Investment Partners, L.P., which employs quantitative/qualitative analysis to identify companies experiencing positive change in seeking above-expected growth, manage 13% and 20% of the fund’s assets, respectively. At the end of the reporting period, EAM Investors, LLC, was added as an additional sub-adviser to the fund and manages less than 1% of the fund’s assets. EAM chooses investments through bottom-up fundamental analysis, using a blend of a quantitative discovery process and a qualitative analysis process.These percentages can change over time, within ranges described in the prospectus.

Economic Optimism Lifted U.S. Equities

The reporting period began in the immediate wake of market weakness stemming from investors’ concerns regarding sluggish U.S. employment growth and an ongoing European financial crisis. However, investor sentiment soon improved when several major central banks announced measures to stimulate their respective economies. In the United States, the Federal Reserve Board extended Operation Twist in June and embarked on a third round of quantitative easing in September. In a July speech, the head of the European Central Bank signaled the central bank’s commitment to supporting the euro, which was followed by plans to buy distressed debt from some of the European Union’s more troubled members.

In addition, U.S. investors were cheered by improving economic data. The U.S. unemployment rate fell from 8.2% at the end of May to 7.7% at the end of November, U.S. GDP growth accelerated from an annualized rate of 1.3% for the second quarter of 2012 to an estimated 2.7% for the third quarter, and U.S. housing markets showed long-awaited signs of recovery. Consequently, investors became more tolerant of risks, sparking rallies that enabled the benchmark to end the reporting period with respectable gains.

Energy Stocks Buoyed Relative Performance

The fund’s investments proved particularly successful in the energy sector. Oil and gas property developer Gulfport Energy announced significantly higher daily production levels from one of its wells. Energy explorer and producer Rosetta Resources reported better than expected quarterly earnings. In addition, in the health care sector both clinical development solutions provider Medidata Solutions and pharmacy benefits manager BioScrip raised the revenue guidance they provide to analysts.

The fund achieved less favorable results in the consumer discretionary sector, as restaurant chain BJ’s Restaurants struggled with increased competition, and rearview mirror maker Gentex reported a quarterly revenue shortfall.

Economic Recovery Remains Intact

We are optimistic about the prospects for small-cap growth stocks. Low interest rates and accommodative monetary policies are expected to keep the economy growing at a moderate pace, and large-cap companies have plenty of cash available to acquire smaller businesses.We believe the fund is well positioned for this environment as the fund’s sub-advisers, in part, have focused on cutting-edge companies participating in secular trends supporting greater productivity and efficiency. In the aggregate, the sub-advisers have also found a number of opportunities in the information technology sector, but fewer among materials, energy and financial companies.

December 17, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.They also tend to be less liquid than larger company stocks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s Class C returns would have been lower.
2 SOURCE: LIPPER INC. — The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Growth Fund from June 1, 2012 to November 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.92	$10.23	$5.26
Ending value (after expenses)	$1,075.90	$1,072.20	$1,077.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.73	$9.95	$5.11
Ending value (after expenses)	$1,018.40	$1,015.19	$1,020.00

† Expenses are equal to the fund’s annualized expense ratio of 1.33% for Class A, 1.97% for Class C and 1.01% for
Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2012 (Unaudited)

Common Stocks—98.2%	Shares		Value ($)
Aerospace & Defense—.6%
Hexcel	19,572	[a]	505,936
Orbital Sciences	74,000	[a]	968,660
			1,474,596
Air Freight & Logistics—.9%
Echo Global Logistics	92,115	[a]	1,618,460
Forward Air	18,020		599,165
			2,217,625
Airlines—.9%
Allegiant Travel	21,806	[b]	1,614,080
US Airways Group	39,486	[a,b]	508,975
			2,123,055
Auto Components—.5%
Cooper Tire & Rubber	21,251		530,850
Gentex	43,733		776,261
			1,307,111
Automobiles—.4%
Tesla Motors	21,335	[a,b]	721,550
Thor Industries	5,845		220,590
			942,140
Beverages—.3%
Cott	76,500		657,900
Biotechnology—2.2%
Affymax	5,980	[a]	146,151
Alkermes	40,630	[a]	784,565
Arena Pharmaceuticals	72,362	[a,b]	641,127
Cepheid	55,288	[a]	1,792,437
Dynavax Technologies	94,196	[a,b]	267,517
Emergent BioSolutions	64,750	[a]	972,545
Exact Sciences	15,275	[a]	149,848
Genomic Health	4,505	[a]	124,608
NPS Pharmaceuticals	18,290	[a]	187,107
Theravance	16,189	[a,b]	363,929
			5,429,834
Capital Goods—.2%
Regal-Beloit	5,422		378,185

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Markets—1.8%
Affiliated Managers Group	6,442	[a]	830,181
Financial Engines	87,363	[a,b]	2,290,657
HFF, Cl. A	43,234	[a]	641,160
Prospect Capital	11,545	[b]	121,569
Stifel Financial	5,965	[a]	181,455
Walter Investment Management	8,851	[a]	374,220
			4,439,242
Chemicals—2.2%
American Vanguard	22,780		757,891
Balchem	36,519		1,305,554
Flotek Industries	25,380	[a,b]	293,139
Georgia Gulf	21,214	[b]	972,874
Intrepid Potash	41,100	[a]	874,608
Sensient Technologies	29,777		1,077,927
			5,281,993
Commercial Banks—2.4%
Bank of the Ozarks	40,805		1,296,783
MetroCorp Bancshares	103,000	[a]	1,001,160
PrivateBancorp	24,201		396,654
Texas Capital Bancshares	45,629	[a]	2,055,130
Western Alliance Bancorp	48,587	[a]	493,644
Wintrust Financial	13,474		495,708
			5,739,079
Commercial Service & Supply—4.9%
Brink’s	40,500		1,112,130
Healthcare Services Group	71,484		1,681,304
InnerWorkings	94,395	[a,b]	1,228,079
Mobile Mini	49,475	[a]	987,521
Portfolio Recovery Associates	23,467	[a]	2,319,009
Ritchie Brothers Auctioneers	55,750	[b]	1,277,232
Rollins	93,085		2,119,545
Team	35,947	[a]	1,291,216
			12,016,036
Communications Equipment—1.0%
Digi International	72,890	[a]	710,677
Ixia	42,958	[a]	645,229

Common Stocks (continued)	Shares		Value ($)
Communications Equipment (continued)
Procera Networks	9,070	[a]	187,296
Riverbed Technology	45,207	[a]	809,205
			2,352,407
Computers & Peripherals—1.7%
Fusion-io	53,610	[a,b]	1,250,721
Stratasys	28,555	[a,b]	2,140,198
Synaptics	24,050	[a,b]	642,616
			4,033,535
Construction Materials—.4%
Eagle Materials	9,080		483,238
Texas Industries	7,970	[a,b]	369,967
			853,205
Consumer Services—.2%
Bloomin’ Brands	25,574		404,836
Distributors—1.4%
LKQ	159,087	[a]	3,487,187
Diversified Consumer Services—1.6%
Coinstar	23,775	[a,b]	1,118,376
Grand Canyon Education	68,668	[a]	1,626,058
Sotheby’s	40,025		1,155,121
			3,899,555
Diversified Financial Services—.7%
MarketAxess Holdings	53,248		1,643,233
Diversified Telecommunications—.5%
8x8	66,518	[a,b]	439,019
Cogent Communications Group	20,490		433,159
inContact	48,411	[a]	251,737
			1,123,915
Electrical Equipment—1.0%
Acuity Brands	24,438		1,616,574
Generac Holdings	13,223	[b]	431,466
Polypore International	10,760	[a,b]	441,698
			2,489,738
Electronic Equipment & Instruments—2.3%
3D Systems	18,073	[a,b]	808,044
FARO Technologies	18,005	[a]	635,217

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Electronic Equipment & Instruments (continued)
FEI	8,950		492,518
IPG Photonics	25,827	[a,b]	1,526,375
Maxwell Technologies	40,015	[a,b]	290,109
National Instruments	62,992		1,531,965
OSI Systems	3,605	[a]	220,914
			5,505,142
Energy—.5%
Halcon Resources	183,665	[a]	1,135,050
Energy Equipment & Services—1.5%
Dril-Quip	20,954	[a]	1,474,533
Geospace Technologies	7,202	[a]	548,576
Hornbeck Offshore Services	16,186	[a]	582,210
Superior Energy Services	54,475	[a]	1,106,387
			3,711,706
Exchange-Traded Funds—.5%
iShares Russell 2000 Growth Index Fund	3,620		338,506
iShares Russell 2000 Index Fund	10,634	[b]	872,838
			1,211,344
Food & Staples Retailing—1.8%
Fresh Market	28,607	[a]	1,482,701
Natural Grocers by Vitamin Cottage	26,184	[b]	501,947
Susser Holdings	20,566	[a]	750,865
United Natural Foods	32,550	[a]	1,685,113
			4,420,626
Food Products—1.5%
Annie’s	9,564	[b]	343,061
J&J Snack Foods	16,693		1,049,990
Smart Balance	80,367	[a]	998,962
TreeHouse Foods	19,174	[a]	1,005,485
WhiteWave Foods, Cl. A	22,179	[b]	336,455
			3,733,953
Health Care Equipment & Services—.0%
Acadia Healthcare	1,605	[a]	36,835
Health Care Technology—2.9%
athenahealth	22,574	[a,b]	1,437,738
Greenway Medical Technologies	36,295	[b]	705,575

Common Stocks (continued)	Shares		Value ($)
Health Care Technology (continued)
HealthStream	32,326	[a]	766,773
Medidata Solutions	63,128	[a]	2,525,120
Omnicell	81,700	[a]	1,247,559
Vocera Communications	14,230		349,916
			7,032,681
Healthcare Equipment & Supplies—6.7%
Abaxis	28,305	[a]	1,068,231
Accuray	52,503	[a]	329,719
Antares Pharma	62,444	[a,b]	249,776
Cantel Medical	61,070		1,675,761
Cyberonics	15,370	[a]	794,629
DexCom	88,012	[a]	1,151,197
Endologix	48,574	[a]	712,095
Globus Medical, Cl. A	39,654	[b]	527,795
Haemonetics	18,226	[a]	1,476,853
Hologic	72,200	[a]	1,377,576
IDEXX Laboratories	11,028	[a]	1,030,787
Insulet	22,660	[a]	497,387
Neogen	52,650	[a]	2,398,207
Novadaq Technologies	48,829	[a]	431,648
Spectranetics	47,282	[a]	680,861
STAAR Surgical	189,000	[a]	1,092,420
Thoratec	25,800	[a]	959,760
			16,454,702
Healthcare Providers & Services—5.5%
Air Methods	6,591	[a]	719,539
Bio-Reference Labs	44,420	[a,b]	1,169,579
BioScrip	130,900	[a]	1,348,270
Capital Senior Living	23,019	[a]	409,968
Catamaran	19,159	[a]	932,852
Chemed	26,405		1,797,652
Healthways	56,124	[a]	607,262
HMS Holdings	37,597	[a]	871,122
IPC The Hospitalist	47,763	[a]	1,803,054
MEDNAX	19,550	[a]	1,544,450
MWI Veterinary Supply	16,944	[a]	1,891,628

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Healthcare Providers & Services (continued)
Vanguard Health Systems	31,720	[a]	335,280
			13,430,656
Hotels, Restaurants & Leisure—3.3%
BJ’s Restaurants	27,295	[a]	935,946
Bravo Brio Restaurant Group	74,550	[a]	1,017,607
Cheesecake Factory	37,245		1,273,407
Chuy’s Holdings	35,235	[a]	829,784
Del Frisco’s Restaurant Group	14,921		220,980
Marriott Vacations Worldwide	19,030	[a]	757,584
Panera Bread, Cl. A	8,522	[a]	1,367,781
Papa John’s International	3,439	[a]	182,026
SHFL Entertainment	39,299	[a]	540,754
Vail Resorts	18,098		1,019,280
			8,145,149
Household Durables—.5%
La-Z-Boy	50,820		758,234
Meritage Homes	12,838	[a]	449,587
			1,207,821
Insurance—.6%
RLI	5,400		347,976
Stewart Information Services	39,300	[b]	1,072,890
			1,420,866
Internet & Catalog Retail—.7%
HomeAway	4,724	[a,b]	96,748
Shutterfly	55,700	[a,b]	1,501,115
			1,597,863
Internet Software & Services—5.8%
AOL	22,656	[a]	850,053
Constant Contact	17,505	[a,b]	233,167
Cornerstone OnDemand	37,940	[a]	1,063,838
CoStar Group	16,720	[a]	1,452,299
DealerTrack Holdings	45,320	[a]	1,218,655
Demandware	25,902	[b]	709,456
ExactTarget	23,183	[b]	477,802
Liquidity Services	27,822	[a]	1,142,371
LivePerson	15,968	[a]	210,618

Common Stocks (continued)	Shares		Value ($)
Internet Software & Services (continued)
Market Leader	42,264	[a]	281,056
Millennial Media	83,399	[b]	1,146,736
OpenTable	20,200	[a,b]	906,778
Rackspace Hosting	10,629	[a]	734,676
SciQuest	46,493	[a]	757,371
SPS Commerce	40,441	[a]	1,490,656
Travelzoo	44,025	[a,b]	773,079
Yelp	36,332	[b]	687,038
			14,135,649
IT Services—2.1%
Cass Information Systems	18,818		884,258
ExlService Holdings	37,371	[a]	1,003,411
Forrester Research	12,105		339,061
Interxion Holding	19,765	[a]	429,098
MAXIMUS	38,171		2,404,392
			5,060,220
Leisure Equipment & Products—1.1%
Arctic Cat	5,815	[a]	218,818
Brunswick	24,754		637,911
Callaway Golf	256,100		1,726,114
			2,582,843
Life Sciences Tools & Services—2.8%
ICON, ADR	3,185	[a]	87,874
Illumina	17,400	[a,b]	934,554
Luminex	23,162	[a]	398,850
PAREXEL International	94,890	[a]	3,063,998
Techne	32,926		2,334,454
			6,819,730
Machinery—5.3%
American Railcar Industries	25,835	[a]	793,910
Barnes Group	38,449		810,889
Blount International	52,330	[a]	746,749
Chart Industries	38,345	[a]	2,319,105
Donaldson	27,120		910,690
Manitowoc	39,708		595,620
Middleby	17,077	[a]	2,175,439

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Machinery (continued)
Mueller Water Products, Cl. A	59,355		331,201
Proto Labs	36,088	[b]	1,316,491
RBC Bearings	32,183	[a]	1,499,406
Tennant	3,225		123,002
Titan International	36,700	[b]	746,111
Westport Innovations	19,393	[a,b]	509,066
			12,877,679
Media—.0%
Acquity Group, ADR	11,924		74,525
Metals & Mining—.0%
US Silica Holdings	4,460		64,759
Oil, Gas & Consumable Fuels—3.0%
Bonanza Creek Energy	30,313		718,418
Energy XXI	12,105	[b]	383,486
Gulfport Energy	73,037	[a]	2,778,328
Kodiak Oil & Gas	28,855	[a]	247,576
Oasis Petroleum	42,312	[a]	1,278,669
Rosetta Resources	21,355	[a]	959,694
SM Energy	17,019		845,674
			7,211,845
Paper & Forest Products—.2%
Louisiana-Pacific	29,181	[a]	508,333
Personal Products—.3%
Elizabeth Arden	15,583	[a]	723,207
Pharmaceuticals—.7%
Auxilium Pharmaceuticals	60,600	[a]	1,159,884
MAP Pharmaceuticals	15,963	[a,b]	254,450
Medicines	15,151	[a]	325,292
			1,739,626
Professional Services—.4%
Advisory Board	10,304	[a]	466,256
WageWorks	31,504		581,879
			1,048,135

Common Stocks (continued)	Shares		Value ($)
Real Estate Management & Development—.6%
Howard Hughes	18,194	[a]	1,340,534
Road & Rail—1.0%
Genesee & Wyoming, Cl. A	18,773	[a]	1,369,490
Marten Transport	53,939		1,020,526
			2,390,016
Semiconductors & Semiconductor Equipment—2.5%
Cabot Microelectronics	22,190		723,838
Cavium	18,426	[a]	649,148
Cirrus Logic	23,558	[a]	737,837
EZchip Semiconductor	4,465	[a,b]	169,268
Mellanox Technologies	7,483	[a,b]	545,361
Power Integrations	25,940		806,993
Semtech	57,540	[a]	1,573,719
Ultratech	19,573	[a]	642,386
Veeco Instruments	7,495	[a,b]	213,308
			6,061,858
Software—10.2%
Allot Communications	13,958	[a]	304,843
Aspen Technology	26,688	[a]	693,621
Bottomline Technologies	51,132	[a]	1,253,245
CommVault Systems	12,910	[a]	856,707
Concur Technologies	39,763	[a,b]	2,612,827
Ebix	39,890	[b]	670,551
Ellie Mae	19,244	[a]	477,636
Eloqua	12,351		222,936
FactSet Research Systems	10,276	[b]	949,400
Guidewire Software	15,498		463,390
Imperva	10,468		321,996
Interactive Intelligence Group	42,910	[a]	1,378,269
Jive Software	18,814	[b]	272,050
NetSuite	30,262	[a,b]	1,804,221
Pegasystems	20,572	[b]	418,434
SolarWinds	10,139	[a]	568,088

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software (continued)
Sourcefire	14,087	[a]	693,503
Splunk	2,666	[b]	80,513
Take-Two Interactive Software	91,500	[a]	1,131,855
Tyler Technologies	62,815	[a]	2,947,280
Ultimate Software Group	64,687	[a]	6,113,569
Verint Systems	27,500	[a,b]	763,675
			24,998,609
Software & Services—.1%
Infoblox	11,845		224,581
PRGX Global	15,854	[a]	101,307
			325,888
Specialty Retail—5.1%
Brown Shoe	25,326		482,460
Conn’s	28,480	[a,b]	805,414
DSW, Cl. A	7,203		490,020
Five Below	9,968	[b]	370,311
GNC Holdings, Cl. A	12,151		426,865
Hibbett Sports	31,531	[a]	1,694,476
JOS. A. Bank Clothiers	25,014	[a,b]	1,078,103
Lithia Motors, Cl. A	18,754		671,018
Lumber Liquidators Holdings	15,800	[a,b]	848,144
Monro Muffler Brake	28,954	[b]	928,844
Pacific Sunwear of California	411,600	[a]	625,632
Restoration Hardware Holdings	25		923
Select Comfort	34,009	[a]	910,761

Common Stocks (continued)	Shares		Value ($)
Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance	12,131		1,216,497
Vitamin Shoppe	29,852	[a]	1,769,030
			12,318,498
Textiles, Apparel & Luxury Goods—1.1%
Fifth & Pacific	33,839	[a,b]	407,760
G-III Apparel Group	5,940	[a]	226,017
Jones Group	44,264		520,545
Movado Group	15,595		540,991
Steven Madden	11,229	[a]	499,803
Tumi Holdings	26,264	[a]	590,152
			2,785,268
Thrifts & Mortgage Finance—.6%
EverBank Financial	12,298		181,764
Flushing Financial	40,000		598,400
Nationstar Mortgage Holdings	22,130	[b]	677,621
			1,457,785
Trading Companies &
Distributors—1.2%
Beacon Roofing Supply	48,260	[a]	1,488,338
Textainer Group Holdings	8,360	[b]	252,305
Titan Machinery	28,384	[a,b]	628,422
United Rentals	16,010	[a]	664,895
			3,033,960
Total Common Stocks
(cost $206,661,549)			238,897,768

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—16.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $40,242,374)	40,242,374 [c]	40,242,374
Total Investments (cost $246,903,923)	114.8%	279,140,142
Liabilities, Less Cash and Receivables	(14.8%)	(36,005,789)
Net Assets	100.0%	243,134,353

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At November 30, 2012, the value of the fund’s securities on loan was
$38,718,565 and the value of the collateral held by the fund was $40,242,374.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	18.2	Consumer Durables & Apparel	2.7
Money Market Investment	16.6	Diversified Financials	2.5
Health Care Equipment & Services	15.1	Semiconductors & Semiconductor
Capital Goods	8.3	Equipment	2.5
Retailing	7.2	Food & Staples Retailing	1.8
Pharmaceuticals, Biotech &		Food, Beverage & Tobacco	1.8
Life Sciences	5.7	Automobiles & Components	0.9
Commercial & Professional Services	5.3	Insurance	0.6
Consumer Services	5.1	Real Estate	0.6
Energy	5.0	Telecommunication Services	0.5
Technology Hardware & Equipment	5.0	Exchange-Traded Funds	0.5
Banks	3.0	Household & Personal Products	0.3
Materials	2.8
Transportation	2.8		114.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $38,718,565)—Note 1(b):
Unaffiliated issuers		206,661,549	238,897,768
Affiliated issuers		40,242,374	40,242,374
Cash			5,948,575
Receivable for investment securities sold			3,904,080
Dividends and securities lending income receivable			197,350
Receivable for shares of Common Stock subscribed			92,500
Prepaid expenses			20,471
			289,303,118
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			201,483
Liability for securities on loan—Note 1(b)			40,242,374
Payable for investment securities purchased			5,435,119
Payable for shares of Common Stock redeemed			238,552
Accrued expenses			51,237
			46,168,765
Net Assets ($)			243,134,353
Composition of Net Assets ($):
Paid-in capital			221,879,510
Accumulated investment (loss)—net			(338,585)
Accumulated net realized gain (loss) on investments			(10,642,791)
Accumulated net unrealized appreciation
(depreciation) on investments			32,236,219
Net Assets ($)			243,134,353

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	699,793	42,892	242,391,668
Shares Outstanding	37,963	2,369	13,060,246
Net Asset Value Per Share ($)	18.43	18.11	18.56

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,637 foreign taxes withheld at source):	418,176
Income from securities lending—Note 1(b)	375,452
Total Income	793,628
Expenses:
Management fee—Note 3(a)	1,010,500
Custodian fees—Note 3(c)	41,567
Professional fees	26,564
Registration fees	26,315
Directors’ fees and expenses—Note 3(d)	4,608
Prospectus and shareholders’ reports	4,364
Shareholder servicing costs—Note 3(c)	2,231
Loan commitment fees—Note 2	1,233
Distribution fees—Note 3(b)	110
Miscellaneous	14,749
Total Expenses	1,132,241
Less—reduction in expenses due to undertaking—Note 3(a)	(20)
Less—reduction in fees due to earnings credits—Note 3(c)	(8)
Net Expenses	1,132,213
Investment (Loss)—Net	(338,585)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,362,965)
Net unrealized appreciation (depreciation) on investments	19,537,278
Net Realized and Unrealized Gain (Loss) on Investments	16,174,313
Net Increase in Net Assets Resulting from Operations	15,835,728
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012
Operations ($):
Investment (loss)—net	(338,585)	(493,964)
Net realized gain (loss) on investments	(3,362,965)	(6,229,127)
Net unrealized appreciation
(depreciation) on investments	19,537,278	(2,036,149)
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,835,728	(8,759,240)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	483,988	581,804
Class C Shares	23,990	16,201
Class I Shares	49,939,569	112,376,547
Cost of shares redeemed:
Class A Shares	(269,190)	(876,833)
Class C Shares	(29,854)	(157,340)
Class I Shares	(12,516,840)	(25,966,135)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	37,631,663	85,974,244
Total Increase (Decrease) in Net Assets	53,467,391	77,215,004
Net Assets ($):
Beginning of Period	189,666,962	112,451,958
End of Period	243,134,353	189,666,962
Undistributed investment (loss)—net	(338,585)	—

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012
Capital Share Transactions:
Class A
Shares sold	27,169	32,886
Shares redeemed	(14,289)	(49,064)
Net Increase (Decrease) in Shares Outstanding	12,880	(16,178)
Class C
Shares sold	1,325	901
Shares redeemed	(1,713)	(9,913)
Net Increase (Decrease) in Shares Outstanding	(388)	(9,012)
Class I
Shares sold	2,756,773	6,484,576
Shares redeemed	(681,637)	(1,557,111)
Net Increase (Decrease) in Shares Outstanding	2,075,136	4,927,465
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2012		Year Ended May 31,
Class A Shares	(Unaudited)		2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	17.13		18.36	12.50
Investment Operations:
Investment (loss)—net[b]	(.06)		(.13)	(.15)
Net realized and unrealized
gain (loss) on investments	1.36		(1.10)	6.06
Total from Investment Operations	1.30		(1.23)	5.91
Distributions:
Return of capital	—		—	(.05)
Net asset value, end of period	18.43		17.13	18.36
Total Return (%)[c]	7.59	[d]	(6.70)	47.31	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.33	[e]	1.43	2.95	[e]
Ratio of net expenses
to average net assets	1.33	[e]	1.34	1.40	[e]
Ratio of net investment (loss)
to average net assets	(.63)[e]		(.78)	(1.03)[e]
Portfolio Turnover Rate	48.58	[d]	107.62	70.41	[d]
Net Assets, end of period ($ x 1,000)	700		430	758

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2012		Year Ended May 31,
Class C Shares	(Unaudited)		2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	16.89		18.22	12.50
Investment Operations:
Investment (loss)—net[b]	(.10)		(.26)	(.26)
Net realized and unrealized
gain (loss) on investments	1.32		(1.07)	6.03
Total from Investment Operations	1.22		(1.33)	5.77
Distributions:
Return of capital	—		—	(.05)
Net asset value, end of period	18.11		16.89	18.22
Total Return (%)[c]	7.22	[d]	(7.30)	46.19	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.08	[e]	2.16	3.73	[e]
Ratio of net expenses
to average net assets	1.97	[e]	2.07	2.15	[e]
Ratio of net investment (loss)
to average net assets	(1.34)[e]		(1.56)	(1.77)[e]
Portfolio Turnover Rate	48.58	[d]	107.62	70.41	[d]
Net Assets, end of period ($ x 1,000)	43		47	214

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

	Six Months Ended
	November 30, 2012		Year Ended May 31,
Class I Shares	(Unaudited)		2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	17.22		18.40	12.50
Investment Operations:
Investment (loss)—net[b]	(.03)		(.06)	(.13)
Net realized and unrealized
gain (loss) on investments	1.37		(1.12)	6.08
Total from Investment Operations	1.34		(1.18)	5.95
Distributions:
Return of capital	—		—	(.05)
Net asset value, end of period	18.56		17.22	18.40
Total Return (%)	7.78	[c]	(6.41)	47.63	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01	[d]	1.03	1.77	[d]
Ratio of net expenses
to average net assets	1.01	[d]	1.02	1.15	[d]
Ratio of net investment (loss)
to average net assets	(.30)[d]		(.34)	(.84)[d]
Portfolio Turnover Rate	48.58	[c]	107.62	70.41	[c]
Net Assets, end of period ($ x 1,000)	242,392		189,191	111,480

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Growth Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Riverbridge Partners, LLC (“Riverbridge”), Geneva Capital Management Ltd. (“Geneva”), Cupps Capital Management, LLC (“CCM”), King Investment Advisors, Inc. (“King”) and Nicholas Investment Partners, L.P. (“Nicholas”), serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio. Effective November 27, 2012, the Company’s Board of Directors (the “Board”) approved a new sub-investment advisory agreement with EAM Investors, LLC (“EAM”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 75 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of November 30, 2012, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 133 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	234,402,870	—	—	234,402,870
Equity Securities—
Foreign Common
Stocks†	3,283,554	—	—	3,283,554
Exchange-Traded
Funds	1,211,344	—	—	1,211,344
Mutual Funds	40,242,374	—	—	40,242,374

†	See Statement of Investments for additional detailed categorizations.

At November 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended November 30, 2012,The Bank of New York Mellon earned $125,151 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended November 30, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	5/31/2012 ($)	Purchases ($)	Sales ($)	11/30/2012 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	24,229,303	91,379,334	75,366,263	40,242,374	16.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended May 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gains, if any, realized subsequent to May 31, 2012, consisting of $4,722,274 short-term post-enactment losses which can be carried forward for an unlimited time.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on November 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from June 1, 2012 through October 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $20 during the period ended November 30, 2012.

Pursuant to separate Sub-Investment Advisory Agreements between Dreyfus and Riverbridge, Geneva, CCM, King, Nicholas and EAM, Dreyfus pays each sub-investment adviser separate monthly fees at an annual percentage of the value of the fund’s average daily net assets managed by such investment adviser.

During the period ended November 30, 2012, the Distributor retained $2,824 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2012, Class C shares were charged $110 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2012, Class A and Class C shares were charged $981 and $37, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $847 for transfer agency services and $60 for cash management services. Cash management fees were partially offset by earnings credits of $7.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2012, the fund was charged $41,567 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $22 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended November 30, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $173,563, Distribution Plan fees $11, Shareholder Services Plan fees $152, custodian fees $24,000, Chief Compliance Officer fees $3,318 and transfer agency fees $444, which are offset against an expense reimbursement currently in effect in the amount of $5.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2012, amounted to $145,348,300 and $105,852,227, respectively.

At November 30, 2012, accumulated net unrealized appreciation on investments was $32,236,219, consisting of $39,450,974 gross unrealized appreciation and $7,214,755 gross unrealized depreciation.

At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT, PORTFOLIO ALLOCATION MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2012, the Board considered the renewal of (a) the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services; (b) Dreyfus’ Portfolio Allocation Management Agreement (the “Allocation Agreement”) with EACM Advisors, LLC (“EACM”), pursuant to which EACM is responsible for evaluating and recommending sub-advisers to provide the fund with day-to-day portfolio management services, recommending the percentage of fund assets to be allocated to each sub-adviser, monitoring and evaluating the performance of the sub-advisers, and recommending whether a sub-adviser should be terminated; and (c) Dreyfus’ separate Sub-Investment Advisory Agreements with each of Riverbridge Partners, LLC, Geneva Capital Management Ltd., Cupps Capital Management, LLC, Nicholas Investment Partners, and King Investment Advisors (collectively, the “Sub-Advisers”), pursuant to which each Sub-Adviser serves as sub-investment adviser and provide day-to-day management of a percentage of the fund’s portfolio (collectively, the “Sub-Advisory Agreements”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and EACM. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, Dreyfus’ supervisory activities over EACM and the Sub-Advisers, and EACM’s evaluations and recommendations to Dreyfus regarding the Sub-Advisers and EACM’s supervisory activities over the Sub-Advisers. The Board also considered the brokerage policies and practices (including policies and practices regarding soft dollars) of the respective Sub-Advisers and the respective standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians for the reported time periods.The Board noted the Fund’s strong absolute return performance and that the Fund commenced operations in July 2010 and achieved a total return higher than the fund’s benchmark index for calendar year 2011.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and above the Expense Universe median, and the fund’s actual total expenses were below the Expense Group median and the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until April 1, 2013, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.15% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus, EACM, or one of the respective Sub-Advisers for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee paid to EACM and to each Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus. The Board also reviewed and considered the individual performance of the respective Sub-Adviser as to the portion of the fund’s assets under their manage-ment.The Board also noted that EACM’s and each Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus, EACM, and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays EACM and each Sub-Adviser pursuant

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

to respective Agreements, the Board did not consider EACM’s or any Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus and each Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and EACM from acting as portfolio allocation manager, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus, EACM, and the Sub-Advisers are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the respective fees paid to Dreyfus, EACM, and the Sub-Advisers were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements for the ensuing year was in the best interests of the fund and its shareholders.

APPROVAL OF AN ADDITONAL SUB-INVESTMENT ADVISER

At a meeting of the fund’s Board held on November 5-6, 2012 (the “November Meeting”), Dreyfus and EACM recommended the appointment of EAM Investors, LLC (“EAM”) to serve as a new sub-investment adviser for the fund. The recommendation of EAM was based on, among other information, EACM’s review and due diligence report relating to EAM and its investment advisory services. In the opinion of Dreyfus and EACM, the proposed allocation to EAM of a portion of the fund’s assets would allow EAM to effectively complement the fund’s five other sub-investment advisers, Riverbridge Partners, LLC, Geneva Capital Management Ltd., Cupps Capital Management, LLC, Nicholas Investment Partners, L.P., and King Investment Advisors, Inc.,

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

and increase portfolio diversification, as well as help avoid any potential capacity constraints that may arise if the fund continues its steady asset growth, and would be in the best interests of the fund’s shareholders.

At the November Meeting, the Board, including a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the fund (“Independent Directors”), considered and approved a Sub-Investment Advisory Agreement between Dreyfus and EAM pursuant to which EAM would provide day-to-day management of a portion of the fund’s investments (the “EAM Sub-Advisory Agreement”). In determining whether to approve the EAM Sub-Advisory Agreement, the Board considered the due diligence materials prepared by EACM and other information, which included: (i) a copy of the EAM Sub-Advisory Agreement between Dreyfus and EAM; (ii) information regarding the process by which EACM recommended and Dreyfus selected and recommended EAM for Board approval; (iii) information regarding the nature, extent and quality of the services EAM would provide to the fund; (iv) information regarding EAM’s reputation, investment management business, personnel, and operations; (v) information regarding EAM’s brokerage and trading policies and practices; (vi) information regarding the level of the sub-investment advisory fee to be charged by EAM; (vii) information regarding EAM’s compliance program; (viii) information regarding EAM’s historical performance returns managing investment mandates similar to the fund’s investment mandate, with such performance compared to relevant indices; and (ix) information regarding EAM’s financial condition. The Board also considered the substance of discussions with representatives of Dreyfus and EACM at the November Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Nature, Extent and Quality of Services to be Provided by EAM. In examining the nature, extent and quality of the services to be provided by EAM to the fund, the Board considered: (i) EAM’s organization, history, reputation, qualification and background, as well as the qualifi-

cations of its personnel; (ii) its expertise in providing portfolio management services to other similar investment portfolios and the performance history of those portfolios; (iii) its proposed investment strategy for the fund; (iv) its long- and short-term performance relative to comparable mutual funds and unmanaged indices; and (v) its compliance program. The Board specifically took into account EAM’s investment process and research resources and capabilities, evaluating how EAM would complement the fund’s existing sub-investment advisers. The Board also discussed the acceptability of the terms of the EAM Sub-Advisory Agreement, noting the substantial similarity to the terms of the fund’s other sub-investment advisory agreements.The Board also considered the review process undertaken by EACM, subject to Dreyfus’ supervision, and EACM’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by EAM.The Board concluded that the fund will benefit from the quality and experience of EAM’s investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by EAM were adequate and appropriate in light of EAM’s experience in managing small cap growth equity assets, EAM’s portfolio management and research resources to be applied in managing a portion of the fund’s portfolio, and Dreyfus’ and EACM’s recommendation to engage EAM, and supported a decision to approve the EAM Sub-Advisory Agreement.

Investment Performance of EAM.Because EAM was a newly-appointed sub-investment adviser for the fund, the Board could not consider EAM’s investment performance in managing a portion of the fund’s portfolio as a factor in evaluating the EAM Sub-Advisory Agreement during the Meeting. However, the Board did review EAM’s historical performance record in managing other portfolios that were comparable to the fund with respect to its investment mandate.The Board also discussed with representatives of Dreyfus and EACM the investment strategies to be employed by EAM in the management of its portion of the fund’s assets.The Board noted EAM’s reputation and experience with

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

respect to small cap growth equity investing, the portfolio manager’s experience in selecting small cap growth stocks, and EACM’s experience and reputation in selecting, evaluating, and overseeing investment managers. Based on these factors, the Board supported a decision to approve the EAM Sub-Advisory Agreement.

Costs of Services to be Provided.The Board considered the proposed fee payable under the EAM Sub-Advisory Agreement, noting that the proposed fee would be paid by Dreyfus, and not the fund, and, thus, would not impact the fees paid by the fund.The Board concluded that the proposed fee payable to EAM by Dreyfus with respect to the assets to be allocated to EAM in its capacity as sub-investment adviser was reasonable and appropriate.

Profitability and Economies of Scale to be Realized.The Board recognized that, because EAM’s fee would be paid by Dreyfus, and not the fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Management Agreement. Accordingly, considerations of profitability and economies of scale with respect to EAM were not relevant to the Board’s determination to approve the EAM Sub-Advisory Agreement.

The Board also considered whether there were any ancillary benefits that may accrue to EAM as a result of EAM’s relationship with the fund. The Board concluded that EAM may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that EAM was required to select brokers who met the fund’s requirements for seeking best execution, and that Dreyfus monitored and evaluated EAM’s trade execution with respect to fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters.The Board concluded that the benefits that were expected to accrue to EAM by virtue of its relationship with the fund were reasonable.

In considering the materials and information described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Directors, with the assistance of independent legal counsel, concluded that the initial approval of the EAM Sub-Advisory Agreement was in the best interests of the fund, and approved the EAM Sub-Advisory Agreement for the fund.

The Fund	45

For More Information

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)